LONG-TERM DEBT, NET (2017 4.875% Senior Notes) - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Jul. 03, 2017	Jun. 06, 2017	Dec. 31, 2023	Dec. 31, 2022
Long-Term Debt [Line Items]
Total long-term debt			$ 7,499,771	$ 8,449,459
2017 4.875% Senior Notes, due 2025 [Member] | First 2017 Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt		$ 650,000
Purchase price as percentage of principal		100.00%
Maturity date			Jun. 06, 2025
2017 4.875% Senior Notes, due 2025 [Member] | Second 2017 Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt	$ 350,000
Purchase price as percentage of principal	100.75%
Maturity date			Jun. 06, 2025
2017 4.875% Senior Notes, due 2025 [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Interest rate per annum	4.875%	4.875%